Inventory (Details Narrative) - Aripuanas Inventory [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Concentrates in total amount	$ 54,906
Depreciation inventory amount	$ 14,785